Stockholders’ Equity (Details Narrative 5) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 710,769	$ 538,198	$ 697,361	$ 5,555,503
Share-Based Payment Arrangement, Expense		$ 142,845	$ 556,837	$ 1,125,209	$ 3,058,741
Exercise price					$ 0.40	$ 0.40	$ 0.24
Common stock share issued		117,878,831		117,878,831		88,466,613	75,314,988
Brandon Torres Declet [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market shares							125,000
Jesse Stepler [Member] | Directors And Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 37,824
Fair market values	$ 54,000
Award payment shares	10,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense		$ 86,905	221,925	$ 821,321	$ 1,786,517	$ 1,780,234	2,851,253
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 72,542	$ 540,635	$ 72,542	$ 540,635	$ 425,878	$ 2,138,000
Grant per share				$ 0.36	$ 1.18	$ 0.93	$ 3.99
Restricted Stock Units (RSUs) [Member] | Brandon Torres Declet [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						$ 125,000	$ 545,216
Exercise price						$ 1.12
Restricted Stock Units (RSUs) [Member] | Brandon Torres Declet [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price							$ 5.40
Restricted Stock Units (RSUs) [Member] | Brandon Torres Declet [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price							$ 2.94
Restricted Stock Units (RSUs) [Member] | Brandon Torres Declet [Member] | Performance Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						$ 48,025
Restricted Stock Units (RSUs) [Member] | Brando Torres Declet [Member] | Performance Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price						$ 1.13
Restricted Stock Units (RSUs) [Member] | Michael Drozd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market values	$ 540,000
Grant per share	$ 5.40
Restricted Stock Units (RSUs) [Member] | Michael Drozd [Member] | Directors And Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 44,998
Cancelled shares	91,667
Common stock share issued	8,333
RSU [Member] | Brandon Torres Declet [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market shares							75,000